UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09841
                                                     ---------

                             UBS Willow Fund L.L.C.
         ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
         ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
         ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-713-2217
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005


        PAR                                                                                             MARKET VALUE
 ----------------------------------------------------------------------------------------------------------------------------
                    INVESTMENT IN SECURITIES (UNITED STATES UNLESS OTHERWISE NOTED) (106.01%)
                    -------------------------------------------------------------------------
                    CORPORATE BONDS (50.98%)
                    ------------------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (6.47%)
                    ------------------------------------------
       15,671,000   Holley Performance Products, Series B, 12.25%, 09/15/07 (Callable 02/23/05
                    @104.08)                                                                           $       12,824,049
       15,000,000   RJ Tower Corporation, 12.00%, 06/01/13 (Callable 06/01/08 @106.00)                          8,125,050
                                                                                                       ---------------------
                                                                                                               20,949,099
                                                                                                       ---------------------
                    BANKS (0.30%)
                    -------------
        6,160,000   Bank of New England, 0.00%,  09/15/99  (a)                                                    610,887
        3,075,000   Bank of New England, 8.75%, 07/15/96 (a)                                                      304,948
          450,000   Bank of New England, 0.00%,  05/15/05  (a)                                                     44,626
                                                                                                       ---------------------
                                                                                                                  960,461
                                                                                                       ---------------------
                    DIVERSIFIED OPERATIONS (4.37%)
                    ------------------------------
        6,906,962   Westfed Holdings, 15.50%, 09/15/49 (a)                                                     14,159,272
                                                                                                       ---------------------
                    ELECTRIC - INTEGRATED (6.41%)
                    -----------------------------
        5,000,000   Northwestern Corp., 7.00%, 08/15/23 (Callable 02/23/05 @ 100.00)                            5,037,500
        8,000,000   TXU Corp., 7.425%, 10/15/17  (a)                                                            6,053,360
       12,800,000   TXU Corp., 7.55%, 10/15/27  (a)                                                             9,685,376
                                                                                                       ---------------------
                                                                                                               20,776,236
                                                                                                       ---------------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (2.67%)
                    ----------------------------------------------
       24,500,000   TXU Eastern Funding Co. 6.75%,  05/15/09  (a)                                               4,287,500
       25,018,000   TXU Eastern Funding Co., 6.45%,  05/15/05  (a)                                              4,378,150
                                                                                                       ---------------------
                                                                                                                8,665,650
                                                                                                       ---------------------
                    ENGINES - INTERNAL COMBUSTION (1.35%)
                    -------------------------------------
        6,000,000   Cummins, Inc., 5.65%, 03/01/49                                                              4,380,000
                                                                                                       ---------------------
                    FOOD - WHOLESALE/DISTRIBUTORS (3.82%)
                    -------------------------------------
       18,930,000   Fleming Companies, Inc., 10.125%, 04/01/08 (Callable 04/01/05 @105.06) (a)                  6,530,850
       16,925,000   Fleming Companies, Inc., 9.25%, 06/15/10 (Callable 06/15/06 @104.63) (a)                    5,839,125
                                                                                                       ---------------------
                                                                                                               12,369,975
                                                                                                       ---------------------
                    FUNERAL SERVICES & RELATED ITEMS (0.0%)
                    ---------------------------------------
        3,000,000   Loewen Group International, 7.20%, 04/15/49 (b)                                                    --
        2,000,000   Loewen Group International, 7.50%, 04/15/49 (b)                                                    --
                                                                                                       ---------------------
                                                                                                                       --
                                                                                                       ---------------------
                    INDEPENDENT POWER PRODUCTION (2.18%)
                    ------------------------------------
        3,500,000   Calpine Corp, 8.50%, 07/15/10 (Callable  07/15/07 @ 104.25) *                               2,747,500
        2,000,000   Calpine Corp., 8.75%, 07/15/13                                                              1,510,000
        3,500,000   Calpine Corp, 9.875%, 12/01/2011*                                                           2,797,095
                                                                                                       ---------------------
                                                                                                                7,054,595
                                                                                                       ---------------------
                    MEDICAL - DRUGS (3.60%)
                    -----------------------
       23,300,000   Aaipharma Inc., 12.00%, 04/01/10 (Callable 04/01/06 @ 105.50)                              11,650,000
                                                                                                       ---------------------

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005


        PAR                                                                                             MARKET VALUE
 ----------------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS (CONTINUED)
                    ---------------------------
                    METAL PROCESSORS & FABRICATION (3.65%)
                    --------------------------------------
       20,476,174   Oxford Automotive, Inc., 12.00%, 10/15/10 (Callable 10/15/07 @ 106.00) *           $       11,841,986
                                                                                                       ---------------------
                    OIL COMPANIES - EXPLORATION AND PRODUCTION (0.73%)
                    --------------------------------------------------
        2,000,000   Costilla Energy, Inc., Sr. Notes, 10.25%, 10/01/06 (Callable 02/23/05 @
                    100.00) (a)                                                                                        --
        1,750,000   Northern Offshore Asa, 10.00%, 05/15/2005, (Callable 02/23/05 @ 100.00)                     2,380,000
                                                                                                       ---------------------
                                                                                                                2,380,000
                                                                                                       ---------------------
                    SATELLITE TELECOMMUNICATIONS (3.02%)
                    ------------------------------------
        6,571,000   ICG Services Inc., 02/15/08                                                                        --
        3,333,000   ICG Services Inc., 05/01/08                                                                        --
        4,850,000   Iridium, L.L.C./Capital Corp., 10.875%, 07/15/05 (Callable 02/23/05 @
                    $100.00) (a)                                                                                  824,500
        5,300,000   Iridium, L.L.C./Capital Corp., 11.25%, 07/15/05 (Callable 02/23/05 @
                    $100.00) (a), (b)                                                                             901,000
        4,500,000   Iridium, L.L.C./Capital Corp., 13.00%, 07/15/05 (Callable 02/23/05 @
                    $100.00) (a), (b)                                                                             765,000
        5,100,000   Iridium, L.L.C./Capital Corp., 14.00%, 07/15/05 (Callable 02/23/05 @
                    $103.75) (a), (b)                                                                             867,000
       11,000,000   Pegasus Satellite Communications, 11.25%, 01/15/10 (Callable 01/15/06 @
                    $105.63) *, (a), (b)                                                                        6,435,000
                                                                                                       ---------------------
                                                                                                                9,792,500
                                                                                                       ---------------------
                    STEEL - PRODUCERS (4.81%)
                    -------------------------
       18,132,000   WCI Steel, Inc. Sr. Notes, 10.00%, 12/01/04                                                15,593,520
                                                                                                       ---------------------
                    TELECOMMUNICATIONS EQUIPMENT (2.44%)
                    ------------------------------------
          140,000   Eschelon Operating Co, 8.375%, 03/15/10 (Callable 03/15/07 @ 106)                             121,216
        9,000,000   Eschelon Operating Co, 8.375%, 03/15/10 (Callable 03/15/07 @ 106)*                          7,792,470
                                                                                                       ---------------------
                                                                                                                7,913,686
                                                                                                       ---------------------
                    TELECOMMUNICATIONS SERVICES (5.16%)
                    -----------------------------------
       17,607,359   Knology, Inc., 12.00%, 11/30/09 (Callable 02/23/05 @ $100.00) *                            16,712,377
                                                                                                       ---------------------
                    TOTAL CORPORATE BONDS (Cost $136,772,288)                                                 165,199,357
                                                                                                       ---------------------
                    BANK LOANS (17.45%)
                    -------------------
       18,000,000   (Bl) Acterna Term Loan, 0.00%, 03/31/06                                                    17,037,000
        5,157,902   (Bl) Citation Corporation Term A Bank Loan, 7.25%, 09/30/05                                 4,642,112
        2,341,058   (Bl) Citation Corporation Revolver Bank Loan, 7.25%, 09/30/05                               1,167,720
        1,000,000   (B1) Citation Corporation Term B Bank Loan 7.25%, 09/30/05                                    900,000
        3,735,675   (Bl) Citation Corporation Term R Bank Loan, 7.25%, 09/30/07                                 3,362,107
       29,384,615   Birch Telecom Inc., 3.291%, 09/30/06 **                                                    12,390,611
        6,608,121   Fed-Mogul Corporation Bank Loan, 5.267%, 02/06/49                                           6,145,552
        3,000,000   Fed-Mogul Corporation Term B Bank Loan, 4.59%, 02/06/49                                     2,790,000
        8,654,632   Federal Mogul Revolver Bank Loan, 3.71%, 02/06/49                                           8,048,808
           47,190   Viasystems, Inc. Assumed Lc Facility, 5.25%, 12/31/15                                          47,190
                                                                                                       ---------------------
                    TOTAL BANK LOANS (Cost $62,063,410)                                                        56,531,100
                                                                                                       ---------------------

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005


        PAR                                                                                             MARKET VALUE
 ----------------------------------------------------------------------------------------------------------------------------
                    LIQUIDATING BONDS (1.03%)
                    -------------------------
                    INDEPENDENT POWER PRODUCTION (0.77%)
                    ------------------------------------
       24,580,000   NRG Energy, Inc. 7.50% 06/15/07                                                    $          323,719
      165,420,000   NRG Energy, Inc. 8.625% 04/01/31                                                            2,178,581
                                                                                                       ---------------------
                                                                                                                2,502,300
                                                                                                       ---------------------
                    COSMETICS & TOILETRIES (0.26%)
                    ------------------------------
       42,095,995   American Tissue, Inc. Series B, 12.50% 07/15/06,   (Callable 02/23/05 @
                    $106.62)  (a)                                                                                 841,920
                                                                                                       ---------------------
                    TOTAL LIQUIDATING BONDS (Cost $5,361,950)                                                   3,344,220
                                                                                                       ---------------------
                    PROMISSORY NOTES (0.08%)
                    ------------------------
        2,373,619   Altamira Trust Promissory Note, 10.00%, 12/31/08 **                                           237,363
          693,864   Guilford Mills Promissory Note, 10.00%, 12/31/08 **                                            34,693
                                                                                                       ---------------------
                    TOTAL PROMISSORY NOTES (Cost $1,521,845)                                                      272,056
                                                                                                       ---------------------
                    REPURCHASE AGREEMENTS (28.01%)
                    ------------------------------
       90,770,000   PNC Financial Services Corp., 2.60%, Dated 12/31/2003, 07/01/2004,
                    Repurchase Price $90,776,556, Collateralized by $92,505,000 FNMA  Notes,
                    4.00%, Due 09/22/09 (Market Value $90,770,531)                                             90,770,000
                                                                                                       ---------------------
                    TOTAL REPURCHASE AGREEMENTS (Cost $90,770,000)                                             90,770,000
                                                                                                       ---------------------
      SHARES
 ----------------
                    COMMON STOCK (8.34%)
                    --------------------
                    AIRLINES (0.57%)
                    ----------------
          282,900   Hawaiian Holdings                                                                           1,850,166
                                                                                                       ---------------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (3.05%)
                    ----------------------------------------------
        1,919,039   ZiLOG, Inc. (b)                                                                             9,883,051
                                                                                                       ---------------------
                    TELECOMMUNICATIONS SERVICES (1.69%)
                    -----------------------------------
          263,841   Birch Telecom,  Inc. (b)                                                                        2,638
          756,101   Call-Net Enterprises, Inc. - Class B (b)                                                    4,385,386
          374,351   Knology, Inc. (b)                                                                           1,086,529
                                                                                                       ---------------------
                                                                                                                5,474,553
                                                                                                       ---------------------
                    CELLULAR TELECOMMUNICATIONS (3.03%)
                    -----------------------------------
          303,001   USA Mobility Inc                                                                            9,817,243
                                                                                                       ---------------------
                    TOTAL COMMON STOCK (Cost $13,560,187)                                                      27,025,013
                                                                                                       ---------------------
                    PREFERRED STOCKS (0.12%)
                    ------------------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.12%)
                    ----------------------------------------------
            3,857   ZiLOG Mod III, Inc. Series A & B (b)                                                          385,700
                                                                                                       ---------------------
                    TOTAL PREFERRED STOCKS (Cost $618,222)                                                        385,700
                                                                                                       ---------------------
                    INVESTMENTS IN SECURITIES (Cost $310,667,902)                                             343,527,446
                                                                                                       ---------------------

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005


        PAR                                                                                             MARKET VALUE
 ----------------------------------------------------------------------------------------------------------------------------
                    SECURITIES SOLD, NOT YET PURCHASED ((7.11)%)
                    --------------------------------------------
                    CORPORATE BONDS SOLD, NOT YET PURCHASED ((6.46)%)
                    -------------------------------------------------
                    CRUISE LINES ((1.05)%)
                    ----------------------
       (3,000,000)  Royal Caribbean Cruises, Sr. Notes, 8.75%, 02/02/11 (b)                            $       (3,395,009)
                                                                                                       ---------------------
                    ELECTRIC - INTEGRATED ((1.63)%)
                    -------------------------------
       (5,000,000)  Pepco Holdings, Inc., Notes, 6.45%, 08/15/12  (b)                                          (5,287,500)
                                                                                                       ---------------------
                    MACHINERY - CONSTRUCTION & MINING ((1.30)%)
                    -------------------------------------------
       (4,000,000)  JLG Industries, Inc., 8.375%, 06/15/12 (Callable 06/15/07 @ $104.19)  (b)                  (4,220,000)
                                                                                                       ---------------------
                    PAPER & RELATED PRODUCTS ((0.94)%)
                    ----------------------------------
       (3,000,000)  Louisiana Pacific Corp., Sr. Notes, 8.50%, 08/15/05 (b)                                    (3,054,990)
                                                                                                       ---------------------
                    RENTAL AUTO/EQUIPMENT ((1.54)%)
                    -------------------------------
       (5,000,000)  Williams Scotsman, Inc., 9.875%, 06/01/07  (b)                                             (4,983,350)
                                                                                                       ---------------------
                    TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED (Cost $(19,484,572))                        (20,940,850)
                                                                                                       ---------------------
                    ZERO COUPON BONDS SOLD, NOT YET PURCHASED ((0.65)%)
                    ---------------------------------------------------
                    CRUISE LINES ((0.65)%)
                    ----------------------
       (4,000,000)  Royal Caribbean Cruises, 0.0090%, 02/02/21
                    (Convertible/Putable/Callable
                    02/02/05 @ $46.27) (b)                                                                     (2,113,320)
                                                                                                       ---------------------
                    TOTAL ZERO COUPON BONDS SOLD, NOT YET PURCHASED (Cost $(1,695,026))                        (2,113,320)
                                                                                                       ---------------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(21,179,598))                               (23,054,169)
                                                                                                       ---------------------
          TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 98.90%                     320,473,276
                                                                                                       ---------------------
          OTHER LIABILITIES IN EXCESS OF OTHER ASSETS -- 1.10%                                                   3,563,796
                                                                                                       ---------------------
          TOTAL NET ASSETS -- 100.00%                                                                  $       324,037,072
                                                                                                       =====================

  * Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned amounted to $48,326,428, which represented 14.91% of net assets at March 31, 2005.
 ** Variable rate security. The rate shown is that in effect at March 31, 2005.
(a) Security is in default.
(b) Non-income producing security.

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005


                                                           MARCH 31, 2005
INVESTMENT IN SECURITIES - BY TYPE                  PERCENTAGE OF NET ASSETS (%)
----------------------------------                  ----------------------------
CORPORATE BONDS                                                 50.98%
REPURCHASE AGREEMENTS                                           28.01
BANK LOANS                                                      17.45
COMMON STOCK                                                     8.34
LIQUIDATING BONDS                                                1.03
PREFERRED STOCK                                                  0.12
PROMISSORY NOTES                                                 0.08
ZERO COUPON BONDS                                               (0.65)



ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Willow Fund L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Richard Sipes
                         -------------------------------------------------------
                           Richard Sipes, Principal Executive Officer
                           (principal executive officer)

Date              May 16, 2005
             -------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Richard Sipes
                         -------------------------------------------------------
                           Richard Sipes, Principal Executive Officer
                           (principal executive officer)

Date              May 16, 2005
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Principal Accounting Officer
                           (principal financial officer)

Date              May 16, 2005
             -------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.